Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Oct. 08, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	ProFundsAccess Flex Bear High Yield ProFund
Access Flex High Yield ProFund
ProFund Access VP High Yield(each a “Fund,” collectively, the “Funds”)Supplement dated October 8, 2024 to each Fund’s Summary Prospectus and Statutory Prospectus,
each as supplemented or amended* * * * *At its meeting held on September 16-17, 2024, the Board of Trustees (the “Board”) of ProFunds approved a change to each Fund’s principal investment strategy. These changes are expected to be effective on or about October 25, 2024. In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased transaction costs.In addition, effective on or about October 25, 2024, the portfolio managers for each Fund will change as discussed herein.Principal Investment Strategies1.For each Fund, the paragraphs entitled “Credit Default Swaps” and “U.S. Treasury Futures Contracts” are replaced with the following.Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.2.Access Flex High Yield ProFund and ProFund Access VP High Yield, the paragraph entitled “U.S. Treasury Obligations” is removed in its entirety.Principal Investment Risks3.For each Fund, the paragraphs entitled “Credit Default Swaps (CDS) Risk” and “U.S. Treasury Market Risk” are removed in their entirety.4.For each Fund, the paragraph entitled “Derivatives Risk” is replaced with the following.Derivatives Risk — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.Management5.The “Management” section is replaced with the following.The Fund is advised by ProFund Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 25, 2024.Additional Information Regarding Principal Risks – ProFund Access VP High Yield6.The paragraph entitled “Credit Default Swaps (CDS) Risk” is removed in its entirety.Additional Securities, Instruments and Strategies – Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund7.The paragraph entitled “Credit Default Swaps (CDS) Risk” is removed in its entirety.For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.
ProFund Access VP High Yield
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	ProFundsAccess Flex Bear High Yield ProFund
Access Flex High Yield ProFund
ProFund Access VP High Yield(each a “Fund,” collectively, the “Funds”)Supplement dated October 8, 2024 to each Fund’s Summary Prospectus and Statutory Prospectus,
each as supplemented or amended* * * * *At its meeting held on September 16-17, 2024, the Board of Trustees (the “Board”) of ProFunds approved a change to each Fund’s principal investment strategy. These changes are expected to be effective on or about October 25, 2024. In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased transaction costs.In addition, effective on or about October 25, 2024, the portfolio managers for each Fund will change as discussed herein.Principal Investment Strategies1.For each Fund, the paragraphs entitled “Credit Default Swaps” and “U.S. Treasury Futures Contracts” are replaced with the following.Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.2.Access Flex High Yield ProFund and ProFund Access VP High Yield, the paragraph entitled “U.S. Treasury Obligations” is removed in its entirety.Principal Investment Risks3.For each Fund, the paragraphs entitled “Credit Default Swaps (CDS) Risk” and “U.S. Treasury Market Risk” are removed in their entirety.4.For each Fund, the paragraph entitled “Derivatives Risk” is replaced with the following.Derivatives Risk — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.Management5.The “Management” section is replaced with the following.The Fund is advised by ProFund Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 25, 2024.Additional Information Regarding Principal Risks – ProFund Access VP High Yield6.The paragraph entitled “Credit Default Swaps (CDS) Risk” is removed in its entirety.Additional Securities, Instruments and Strategies – Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund7.The paragraph entitled “Credit Default Swaps (CDS) Risk” is removed in its entirety.For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.
Access Flex High Yield ProFund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	ProFundsAccess Flex Bear High Yield ProFund
Access Flex High Yield ProFund
ProFund Access VP High Yield(each a “Fund,” collectively, the “Funds”)Supplement dated October 8, 2024 to each Fund’s Summary Prospectus and Statutory Prospectus,
each as supplemented or amended* * * * *At its meeting held on September 16-17, 2024, the Board of Trustees (the “Board”) of ProFunds approved a change to each Fund’s principal investment strategy. These changes are expected to be effective on or about October 25, 2024. In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased transaction costs.In addition, effective on or about October 25, 2024, the portfolio managers for each Fund will change as discussed herein.Principal Investment Strategies1.For each Fund, the paragraphs entitled “Credit Default Swaps” and “U.S. Treasury Futures Contracts” are replaced with the following.Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.2.Access Flex High Yield ProFund and ProFund Access VP High Yield, the paragraph entitled “U.S. Treasury Obligations” is removed in its entirety.Principal Investment Risks3.For each Fund, the paragraphs entitled “Credit Default Swaps (CDS) Risk” and “U.S. Treasury Market Risk” are removed in their entirety.4.For each Fund, the paragraph entitled “Derivatives Risk” is replaced with the following.Derivatives Risk — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.Management5.The “Management” section is replaced with the following.The Fund is advised by ProFund Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 25, 2024.Additional Information Regarding Principal Risks – ProFund Access VP High Yield6.The paragraph entitled “Credit Default Swaps (CDS) Risk” is removed in its entirety.Additional Securities, Instruments and Strategies – Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund7.The paragraph entitled “Credit Default Swaps (CDS) Risk” is removed in its entirety.For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.
Access Flex Bear High Yield ProFund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	ProFundsAccess Flex Bear High Yield ProFund
Access Flex High Yield ProFund
ProFund Access VP High Yield(each a “Fund,” collectively, the “Funds”)Supplement dated October 8, 2024 to each Fund’s Summary Prospectus and Statutory Prospectus,
each as supplemented or amended* * * * *At its meeting held on September 16-17, 2024, the Board of Trustees (the “Board”) of ProFunds approved a change to each Fund’s principal investment strategy. These changes are expected to be effective on or about October 25, 2024. In connection with these changes, each Fund will experience a transition period during which its holdings will be repositioned, which may result in increased transaction costs.In addition, effective on or about October 25, 2024, the portfolio managers for each Fund will change as discussed herein.Principal Investment Strategies1.For each Fund, the paragraphs entitled “Credit Default Swaps” and “U.S. Treasury Futures Contracts” are replaced with the following.Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.2.Access Flex High Yield ProFund and ProFund Access VP High Yield, the paragraph entitled “U.S. Treasury Obligations” is removed in its entirety.Principal Investment Risks3.For each Fund, the paragraphs entitled “Credit Default Swaps (CDS) Risk” and “U.S. Treasury Market Risk” are removed in their entirety.4.For each Fund, the paragraph entitled “Derivatives Risk” is replaced with the following.Derivatives Risk — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.Management5.The “Management” section is replaced with the following.The Fund is advised by ProFund Advisors. Michael Neches, Senior Portfolio Manager, and Tarak Davé, Portfolio Manager, have jointly and primarily managed the Fund since October 25, 2024.Additional Information Regarding Principal Risks – ProFund Access VP High Yield6.The paragraph entitled “Credit Default Swaps (CDS) Risk” is removed in its entirety.Additional Securities, Instruments and Strategies – Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund7.The paragraph entitled “Credit Default Swaps (CDS) Risk” is removed in its entirety.For more information, please contact the Fund at 1-888-776-3637.
Please retain this supplement for future reference.